Deposits	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Deposits
Note G - Deposits
Following is a summary of interest-bearing deposits at December 31:

	2022	2021
NOW accounts	$209,758	$205,362
Savings and Money Market	311,565	311,686
Time:
In denominations of $250,000 or less	115,049	147,000
In denominations of more than $250,000	36,870	42,282
Total time deposits	151,919	189,282
Total interest-bearing deposits	$673,242	$706,330

Following is a summary of total time deposits by remaining maturity at December 31, 2022:

2023	$105,871
2024	36,304
2025	5,586
2026	2,354
2027	1,513
Thereafter	291
Total	$151,919

Brokered deposits, included in time deposits, were $3,999 and $11,438 at December 31, 2022 and 2021, respectively.